GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 10,193
2024	9,935
2025	8,941
2026	6,657
2027	5,376
Thereafter	5,743
Net Carrying Amount	$ 46,845